Fair Value - Narrative (Details) $ in Millions	Dec. 31, 2021 USD ($)
Ampere
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory note	$ 29.0